SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2017
Separate Financial Statements [Abstract]
Condensed Income Statement
The following table provides consolidated summary financial information for the partnership, BOP Split, BPO, and the holding entities:

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
Year ended December 31, 2017
Revenue	$—	$—	$197	$1,518	$—	$4,420	$6,135
Net income attributable to unitholders(1)	138	(409)	(763)	375	17	1,017	375

Year ended December 31, 2016
Revenue	$—	$—	$201	$477	$—	$4,674	$5,352
Net income attributable to unitholders(1)	671	94	416	1,793	—	(1,181)	1,793

Year ended December 31, 2015
Revenue	$—	$—	$447	$311	$—	$4,095	$4,853
Net income attributable to unitholders(1)	1,085	986	2,153	2,915	—	(4,224)	2,915

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and Exchange LP Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited and BPY Bermuda Holdings V Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

Condensed Balance Sheet

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
As of Dec. 31, 2017
Current assets	$—	$93	$91	$3,019	$24	$(748)	$2,479
Non-current assets	8,190	13,310	21,234	28,194	1,532	7,975	80,435
Assets held for sale	—	—	—	—	—	1,433	1,433
Current liabilities	—	544	5,518	1,186	845	2,420	10,513
Non-current liabilities	—	4,695	1,726	7,841	743	22,389	37,394
Liabilities associated with assets held for sale	—	—	—	—	—	1,316	1,316
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	10,654	12,938
Equity attributable to unitholders(1)	$8,190	$8,164	$11,797	$22,186	$(32)	$(28,119)	$22,186

As of Dec. 31, 2016
Current assets	$—	$3	$60	$93	$4	$3,891	$4,051
Non-current assets	8,371	5,320	22,393	31,259	(413)	6,999	73,929
Assets held for sale	—	—	—	—	—	147	147
Current liabilities	—	3	401	480	348	6,983	8,215
Non-current liabilities	—	3,090	7,725	8,514	468	15,893	35,690
Liabilities associated with assets held for sale	—	—	—	—	—	61	61
Equity attributable to interests of others in operating subsidiaries and properties	—	—	1,692	—	—	10,111	11,803
Equity attributable to unitholders(1)	$8,371	$2,230	$12,635	$22,358	$(1,225)	$(22,011)	$22,358

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and Exchange LP Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited and BPY Bermuda Holdings V Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.